Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Other Borrowings [Abstract]
Assets pledged as collateral with FRB

	December 31, 2015	December 31, 2014
Commercial loans	$19,696	$18,111
Commercial real estate loans	37,702	38,475
	$57,398	$56,586